UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Growth Stock Fund	March 31, 2013

T. Rowe Price Growth Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.4%		
CONSUMER DISCRETIONARY 23.4%		
Automobiles 0.3%		
Harley-Davidson	2,098,500	111,850
		111,850
Hotels, Restaurants & Leisure 5.1%		
Carnival (GBP)	4,631,605	162,144
Chipotle Mexican Grill (1)	915,522	298,341
Las Vegas Sands	6,621,500	373,122
Marriott, Class A	3,366,837	142,182
MGM Resorts International (1)	2,966,555	39,010
Starbucks	7,295,320	415,541
Starwood Hotels & Resorts Worldwide	3,732,264	237,857
Yum! Brands	760,200	54,689
		1,722,886
Household Durables 1.0%		
D. R. Horton	6,807,700	165,427
Lennar, Class A	3,977,200	164,974
		330,401
Internet & Catalog Retail 7.8%		
Amazon.com (1)	5,578,500	1,486,615
Netflix (1)	1,058,900	200,566
priceline.com (1)	1,097,314	754,875
TripAdvisor (1)	3,128,460	164,307
		2,606,363
Media 1.7%		
Charter Communications, Class A (1)	884,298	92,126
Discovery Communications, Class A (1)	431,300	33,961
Discovery Communications, Class C (1)	1,633,710	113,608
News Corporation, Class A	3,848,900	117,468

Walt Disney	3,666,900	208,280
		565,443
Multiline Retail 0.3%		
Dollar Tree (1)	1,929,900	93,465
		93,465
Specialty Retail 4.5%		
AutoZone (1)	742,000	294,403
CarMax (1)	5,266,400	219,609
Home Depot	7,236,400	504,956
Lowe's	4,919,300	186,540
Ross Stores	2,647,800	160,510
TSC	1,360,400	141,658
		1,507,676
Textiles, Apparel & Luxury Goods 2.7%		
Fossil (1)	2,056,386	198,647
Lululemon Athletica (1)	2,597,900	161,979
Nike, Class B	3,195,500	188,567
Prada (HKD)	13,777,900	139,242
PVH	960,500	102,591
Ralph Lauren	628,740	106,452
		897,478
Total Consumer Discretionary		7,835,562
CONSUMER STAPLES 6.4%		
Beverages 1.6%		
Anheuser-Busch InBev (EUR)	1,382,700	136,919
Coca-Cola	4,769,300	192,871
Monster Beverage (1)	2,498,800	119,293
Pernod Ricard (EUR)	833,466	103,857
		552,940

Food & Staples Retailing 2.6%		
Costco Wholesale	2,378,400	252,372
CVS Caremark	6,669,900	366,778
Whole Foods Market	3,018,800	261,881
		881,031
Food Products 0.6%		
Green Mountain Coffee (1)	718,200	40,765
Nestle (CHF)	2,047,076	148,037
		188,802
Household Products 1.1%		
Colgate-Palmolive	1,379,500	162,822
Procter & Gamble	2,627,300	202,460
		365,282
Tobacco 0.5%		
Philip Morris International	1,806,300	167,462
		167,462
Total Consumer Staples		2,155,517
ENERGY 6.1%		
Energy Equipment & Services 1.4%		
FMC Technologies (1)	4,194,800	228,155
Schlumberger	3,085,700	231,088
		459,243
Oil, Gas & Consumable Fuels 4.7%		
Cabot Oil & Gas	1,223,200	82,701
Cimarex Energy	1,359,000	102,523
EOG Resources	1,902,500	243,653
EQT	2,608,500	176,726
Phillips 66	3,263,500	228,347
Pioneer Natural Resources	1,765,300	219,339
Range Resources	3,864,900	313,211

Williams Companies	5,735,400	214,848
		1,581,348
Total Energy		2,040,591
FINANCIALS 6.2%		
Capital Markets 1.8%		
Franklin Resources	2,193,560	330,811
Invesco	9,216,904	266,921
		597,732
Commercial Banks 0.3%		
U.S. Bancorp	3,417,600	115,959
		115,959
Consumer Finance 1.3%		
American Express	6,426,700	433,545
		433,545
Diversified Financial Services 0.7%		
IntercontinentalExchange (1)	710,500	115,861
JPMorgan Chase	2,359,900	112,001
		227,862
Real Estate Investment Trusts (REITs) 2.1%		
American Tower, REIT	8,907,341	685,153
		685,153
Total Financials		2,060,251
HEALTH CARE 11.8%		
Biotechnology 5.6%		
Alexion Pharmaceuticals (1)	2,151,000	198,193
Biogen Idec (1)	2,094,900	404,127
Celgene (1)	2,528,800	293,114
Gilead Sciences (1)	14,369,000	703,075

ONYX Pharmaceuticals (1)	936,315	83,201
Pharmacyclics (1)	1,175,400	94,514
Regeneron Pharmaceuticals (1)	654,400	115,436
		1,891,660
Health Care Equipment & Supplies 1.6%		
Baxter International	1,634,400	118,723
Edwards Lifesciences (1)	1,751,600	143,911
IDEXX Laboratories (1)	1,383,400	127,812
Stryker	2,276,700	148,532
		538,978
Health Care Providers & Services 2.7%		
Catamaran (1)	2,817,890	149,433
Express Scripts Holding (1)	1,164,768	67,149
HCA Holdings	2,363,300	96,021
McKesson	3,776,900	407,754
UnitedHealth Group	2,966,539	169,715
		890,072
Pharmaceuticals 1.9%		
Allergan	1,647,400	183,899
Novo Nordisk (DKK)	1,071,701	174,121
Valeant Pharmaceuticals International (1)	3,282,400	246,246
Zoetis (1)	719,310	24,025
		628,291
Total Health Care		3,949,001
INDUSTRIALS & BUSINESS SERVICES 12.2%		
Aerospace & Defense 2.3%		
Boeing	2,431,800	208,770
Precision Castparts	2,886,100	547,262
		756,032

Air Freight & Logistics 1.4%		
FedEx	2,150,015	211,132
UPS, Class B	2,897,700	248,912
		460,044
Airlines 0.4%		
United Continental (1)	4,300,700	137,665
		137,665
Commercial Services & Supplies 0.3%		
IHS (1)	1,050,574	110,016
		110,016
Electrical Equipment 1.2%		
Babcock & Wilcox	1,512,700	42,976
Roper Industries	2,783,700	354,393
		397,369
Industrial Conglomerates 2.3%		
Danaher	12,459,500	774,358
		774,358
Road & Rail 2.7%		
J.B. Hunt Transport Services	2,396,500	178,491
Kansas City Southern Industries	3,745,920	415,422
Union Pacific	2,157,900	307,307
		901,220
Trading Companies & Distributors 1.6%		
Fastenal	8,947,206	459,439
W. W. Grainger	395,700	89,025
		548,464
Total Industrials & Business Services		4,085,168

INFORMATION TECHNOLOGY 27.1%		
Communications Equipment 3.0%		
Juniper Networks (1)	11,014,400	204,207
Qualcomm	11,895,700	796,417
		1,000,624
Computers & Peripherals 1.9%		
Apple	1,414,500	626,100
		626,100
Electronic Equipment, Instruments & Components 0.2%		
Trimble Navigation (1)	2,700,570	80,909
		80,909
Internet Software & Services 10.5%		
Akamai Technologies (1)	3,782,067	133,469
Baidu, ADR (1)	1,675,300	146,924
eBay (1)	15,241,700	826,405
Facebook (1)	7,653,166	195,768
Google, Class A (1)	2,273,900	1,805,545
LinkedIn (1)	1,802,300	317,313
Tencent Holdings (HKD)	2,267,300	72,086
Twitter, Acquisition Date: 9/13/11 Acquisition Cost $18,025 (1)(2)(3)	1,120,002	18,345
		3,515,855
IT Services 7.6%		
Accenture, Class A	4,560,100	346,431
Alliance Data Systems (1)	712,900	115,411
Cognizant Technology Solutions (1)	2,857,600	218,921
Fiserv (1)	1,510,300	132,650
MasterCard, Class A	1,882,400	1,018,623
Visa, Class A	4,238,500	719,867
		2,551,903

CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
LivingSocial, Acquisition Date: 11/18/11 Acquisition Cost $16,255 (1)(2)(3)	2,113,733	2,368
Twitter, Series A, Acquisition Date: 9/13/11 Acquisition Cost $47 (1)(2)(3)	2,913	48
Twitter, Series B, Acquisition Date: 9/13/11 Acquisition Cost $730 (1)(2)(3)	45,380	743
Twitter, Series B, Acquisition Date: 3/30/12 Acquisition Cost $13,123 (1)(2)(3)	820,169	13,435
Twitter, Series C, Acquisition Date: 9/13/11 Acquisition Cost $187 (1)(2)(3)	11,653	191
Twitter, Series C, Acquisition Date: 3/30/12 Acquisition Cost $3,559 (1)(2)(3)	222,472	3,644
Twitter, Series D, Acquisition Date: 9/13/11 Acquisition Cost $6,919 (1)(2)(3)	429,907	7,042
Twitter, Series F, Acquisition Date: 3/30/12 Acquisition Cost $2,364 (1)(2)(3)	147,763	2,420
Twitter, Series G-2, Acquisition Date: 7/28/11 Acquisition Cost $28,171 (1)(2)(3)	1,750,449	28,672
Total Information Technology		58,563
Total Convertible Preferred Stocks (Cost $71,356)		58,563
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.5%		
T. Rowe Price Reserve Investment Fund, 0.10% (4)(5)	159,533,201	159,533
Total Short-Term Investments (Cost $159,533)		159,533
Total Investments in Securities 100.1% of Net Assets (Cost $21,712,879)		**$ 33,505,732**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $15,169,000 for the period ended March 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $21,712,879,000. Net unrealized gain aggregated $11,792,833,000 at period-end, of which $11,892,300,000 related to appreciated investments and $99,467,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013